RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Due From Related Parties, Current	$ 4,792	¥ 33,890	¥ 129,506
Beijing Shihui [Member]
Due From Related Parties, Current		24,819	0
Denong Zhengcheng Seed Limited [Member]
Due From Related Parties, Current			129,506
Henan Yingde Agricultural Ltd. [Member]
Due From Related Parties, Current		2,252	0
Close family of the Company's Chairman [Member]
Due From Related Parties, Current		100	0
NCI [Member]
Due From Related Parties, Current		¥ 6,719	¥ 0